Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepayments and Other Current Assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Deductible value-added tax input	8,976	9,022	1,271
Prepayment for service	11,157	6,702	944
Prepayment for acquisition of inventories	6,910	2,168	305
Loans receivable – current portion (Note 9)	4,000	2,163	305
Foreign exchange forward contract	—	1,743	245
Unbilled revenue	10,800	—	—
Others	3,340	2,893	407

	45,183	24,691	3,477